Subsequent Events (Details) $ / shares in Units, $ in Thousands							12 Months Ended
		Jul. 03, 2025 USD ($) $ / shares	Apr. 11, 2025 $ / shares	Feb. 27, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Nov. 15, 2023 $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ¥ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 ¥ / shares
Subsequent Events [Line Items]
Aggregate sale of units (in Shares) | shares				173,400,000	10,200,000	373,846,160
Number of shares (in Shares) | shares				1	1	1
Common stock, par value | (per share)	[1]							¥ 0.001	$ 0.001	¥ 0.001
Exercise price				$ 0.3275	$ 0.344	$ 0.33
Share issued price per share				$ 0.13	$ 0.15	$ 0.13
Purchase price (in Dollars) | $				$ 22,500	$ 1,530
Reverse stock split				1-for-10			The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Forecast [Member]
Subsequent Events [Line Items]
Issuance of offering (in Dollars) | $		$ 18,360,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of trading days			10
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Common stock, par value				$ 0.001
Exercise price				3.275					3.275
Share issued price per share				$ 1.3					$ 1.3
Purchase price (in Dollars) | $				$ 22,500			$ 22,500
Class A Ordinary Share [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, par value		$ 0.001
Class A Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued price per share			$ 1
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001
Shares sold (in Shares) | shares				17,340,000

[1]	Retrospectively restated for effect of the authorized shares decreased on March 31, 2025.